Financial instruments (Details1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other liabilities gross	$ 601,715	$ 3,327,672
Investments	0	2,150,499
Other liabilities	$ (601,715)	(3,327,672)
Fair value of financial instruments		(1,177,173)
Level 1 Member
Statement [Line Items]
Other liabilities gross		0
Investments		2,150,499
Other liabilities		0
Fair value of financial instruments		2,150,499
Level 3 Member
Statement [Line Items]
Other liabilities gross		3,327,672
Investments		0
Other liabilities		(3,327,672)
Fair value of financial instruments		(3,327,672)
Level 2 Member
Statement [Line Items]
Other liabilities gross		0
Investments		0
Other liabilities		0
Fair value of financial instruments		$ 0